Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
Revenue	$ 1,230,919	$ 48,451
Operating expenses
Selling, general and administrative expenses	6,753,455	1,508,108
Loss from operations	(5,522,536)	(1,459,657)
Other income (expenses):
Other income	1,182	135
Other expenses	(9,869)	(1,518)
Interest income	107,151	215,276
Interest expense	(1,939,490)	(3)
Total other income (expense)	(1,841,026)	213,890
Loss before tax	(7,363,562)	(1,245,767)
Income tax
Net loss including non-controlling interest	(7,363,562)	(1,245,767)
Less: loss attributable to non-controlling interest	(8,233)	(13,901)
Net loss attributable to Dragon Victory	(7,355,329)	(1,231,866)
Other comprehensive income (loss):
Foreign currency translation income (loss)	335,532	282,273
Comprehensive loss including non-controlling interest	(7,028,030)	(963,394)
Comprehensive loss attributable to non-controlling interest	32,018	(13,901)
Comprehensive loss attributable to Dragon Victory	$ (7,060,048)	$ (949,493)
Loss per share attributable to Dragon Victory common stockholders
Basic (in Dollars per share)	$ (0.42)	$ (0.11)
Diluted (in Dollars per share)	$ (0.42)	$ (0.11)
Weighted average shares outstanding-Dragon Victory
Basic (in Shares)	17,669,282	11,421,393
Diluted (in Shares)	17,669,282	11,421,393